PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2019
Disclosure of property, plant and equipment [text block] [Abstract]
Disclosure of property, plant and equipment [text block]

NOTE 27: PROPERTY, PLANT AND EQUIPMENT

	Investment properties £m	Premises £m	Equipment £m	Operating lease assets £m	Right-of- use asset[1] £m	Total £m
Cost or valuation:
At 1 January 2018	3,699	1,791	5,068	6,528		17,086
Exchange and other adjustments	–	–	(6)	11		5
Additions	–	72	519	1,755		2,346
Expenditure on investment properties (see below)	143	–	–	–		143
Change in fair value of investment properties (note 7)	139	–	–	–		139
Disposals	(211)	(647)	(574)	(1,540)		(2,972)
At 31 December 2018	3,770	1,216	5,007	6,754		16,747
Adjustment on adoption of IFRS 16 (note 55)	–	–	–	–	1,716	1,716
Balance at 1 January 2019	3,770	1,216	5,007	6,754	1,716	18,463
Exchange and other adjustments	16	3	5	(4)	–	20
Additions	–	121	522	1,693	196	2,532
Expenditure on investment properties (see below)	73	–	–	–	–	73
Change in fair value of investment properties (note 7)	(108)	–	–	–	–	(108)
Disposals	(198)	(245)	(238)	(1,694)	(27)	(2,402)
At 31 December 2019	3,553	1,095	5,296	6,749	1,885	18,578
Accumulated depreciation and impairment:
At 1 January 2018	–	728	2,125	1,506		4,359
Exchange and other adjustments	–	1	(8)	6		(1)
Depreciation charge for the year	–	121	715	1,016		1,852
Disposals	–	(634)	(534)	(595)		(1,763)
At 31 December 2018	–	216	2,298	1,933		4,447
Exchange and other adjustments	–	–	(1)	(36)	1	(36)
Depreciation charge for the year	–	125	715	1,008	216	2,064
Disposals	–	(225)	(180)	(595)	(1)	(1,001)
At 31 December 2019	–	116	2,832	2,310	216	5,474
Balance sheet amount at 31 December 2019	3,553	979	2,464	4,439	1,669	13,104
Balance sheet amount at 31 December 2018	3,770	1,000	2,709	4,821	–	12,300

1	Primarily premises.

Expenditure on investment properties is comprised as follows:

	2019 £m	2018 £m
Acquisitions of new properties	21	81
Additional expenditure on existing properties	52	62
	73	143

Rental income of £191 million (2018: £197 million) and direct operating expenses arising from properties that generate rental income of £32 million (2018: £23 million) have been recognised in the income statement.

Capital expenditure in respect of investment properties which had been contracted for but not recognised in the financial statements was £7 million (2018: £33 million).

The table above analyses movements in investment properties, all of which are categorised as level 3. See note 50 for details of levels in the fair value hierarchy.

At 31 December the future minimum rentals receivable under non-cancellable operating leases were as follows:

	2019 £m	2018 £m
Receivable within 1 year	978	1,095
1 to 2 years	620	681
2 to 3 years	312	332
3 to 4 years	102	113
4 to 5 years	12	30
Over 5 years	2	6
Total future minimum rentals receivable	2,026	2,257

Equipment leased to customers under operating leases primarily relates to vehicle contract hire arrangements.